UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08548

Investment Company Act File Number

Large-Cap Value Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Large-Cap Value Portfolio

September 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	900,000	$105,750,000
Honeywell International, Inc.	910,000	75,566,400
United Technologies Corp.	940,000	101,350,800

		$282,667,200

Airlines — 0.7%
Delta Air Lines, Inc.(1)	1,975,000	$46,590,250

		$46,590,250

Automobiles — 0.8%
Volkswagen AG, PFC Shares	245,000	$57,766,370

		$57,766,370

Biotechnology — 1.8%
Gilead Sciences, Inc.(1)(2)	2,040,000	$128,193,600

		$128,193,600

Capital Markets — 4.3%
Goldman Sachs Group, Inc. (The)(1)	475,000	$75,149,750
Invesco, Ltd.	2,275,000	72,572,500
Morgan Stanley	5,600,000	150,920,000

		$298,642,250

Chemicals — 2.7%
CF Industries Holdings, Inc.	285,000	$60,086,550
LyondellBasell Industries NV, Class A	1,765,000	129,250,950

		$189,337,500

Commercial Banks — 8.5%
KeyCorp(1)	6,300,000	$71,820,000
PNC Financial Services Group, Inc. (The)	1,550,000	112,297,500
Regions Financial Corp.	11,000,000	101,860,000
SunTrust Banks, Inc.	3,250,000	105,365,000
Wells Fargo & Co.	4,850,000	200,402,000

		$591,744,500

Communications Equipment — 1.0%
Cisco Systems, Inc.	2,965,000	$69,440,300

		$69,440,300

Computers & Peripherals — 2.3%
EMC Corp.	4,500,000	$115,020,000
NCR Corp.(2)	1,100,000	43,571,000

		$158,591,000

Consumer Finance — 3.1%
American Express Co.	1,400,000	$105,728,000
Discover Financial Services	2,125,000	107,397,500

		$213,125,500

Diversified Financial Services — 5.7%
Citigroup, Inc.	4,125,000	$200,103,750
JPMorgan Chase & Co.	3,750,000	193,837,500

		$393,941,250

Security	Shares	Value
Diversified Telecommunication Services — 1.9%
AT&T, Inc.(1)	2,000,000	$67,640,000
Verizon Communications, Inc.(1)	1,400,000	65,324,000

		$132,964,000

Electric Utilities — 2.3%
American Electric Power Co., Inc.	850,000	$36,847,500
NextEra Energy, Inc.	1,575,000	126,252,000

		$163,099,500

Electrical Equipment — 0.7%
Eaton Corp. PLC	690,000	$47,499,600

		$47,499,600

Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	2,500,000	$36,475,000

		$36,475,000

Energy Equipment & Services — 1.2%
Schlumberger, Ltd.	925,000	$81,733,000

		$81,733,000

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	2,150,000	$122,012,500

		$122,012,500

Food Products — 2.2%
Kraft Foods Group, Inc.	750,000	$39,330,000
Mondelez International, Inc., Class A(1)	1,550,000	48,701,000
Nestle SA	975,000	67,990,760

		$156,021,760

Health Care Equipment & Supplies — 1.9%
Covidien PLC	895,000	$54,541,300
Stryker Corp.(1)	1,100,000	74,349,000

		$128,890,300

Industrial Conglomerates — 2.2%
General Electric Co.	6,500,000	$155,285,000

		$155,285,000

Insurance — 5.5%
ACE, Ltd.	895,000	$83,736,200
Aflac, Inc.	1,300,000	80,587,000
MetLife, Inc.	2,605,000	122,304,750
Travelers Companies, Inc. (The)	1,100,000	93,247,000

		$379,874,950

Internet Software & Services — 0.9%
Google, Inc., Class A(2)	75,000	$65,693,250

		$65,693,250

IT Services — 0.7%
International Business Machines Corp.	250,000	$46,295,000

		$46,295,000

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	890,000	$82,013,500

		$82,013,500

Machinery — 1.5%
Caterpillar, Inc.(1)	1,290,000	$107,547,300

		$107,547,300

Security	Shares	Value
Media — 3.2%
Comcast Corp., Class A	2,100,000	$94,815,000
Walt Disney Co. (The)	1,950,000	125,755,500

		$220,570,500

Multi-Utilities — 2.0%
Sempra Energy	1,625,000	$139,100,000

		$139,100,000

Multiline Retail — 1.6%
Dollar General Corp.(2)	745,000	$42,062,700
Macy’s, Inc.	1,550,000	67,068,500

		$109,131,200

Oil, Gas & Consumable Fuels — 14.2%
Anadarko Petroleum Corp.	950,000	$88,340,500
Chevron Corp.	1,650,000	200,475,000
ConocoPhillips	2,050,000	142,495,500
EOG Resources, Inc.	650,000	110,032,000
Marathon Oil Corp.(1)	3,575,000	124,696,000
Occidental Petroleum Corp.	2,000,000	187,080,000
Phillips 66	2,360,000	136,455,200

		$989,574,200

Pharmaceuticals — 9.0%
Merck & Co., Inc.	3,550,000	$169,015,500
Pfizer, Inc.	6,125,000	175,848,750
Roche Holding AG PC	500,000	134,936,694
Sanofi	950,000	96,213,002
Shire PLC ADR	415,000	49,754,350

		$625,768,296

Real Estate Investment Trusts (REITs) — 3.0%
AvalonBay Communities, Inc.	660,000	$83,879,400
Boston Properties, Inc.	535,000	57,191,500
Public Storage, Inc.	400,000	64,220,000

		$205,290,900

Road & Rail — 2.1%
Union Pacific Corp.	940,000	$146,019,600

		$146,019,600

Semiconductors & Semiconductor Equipment — 1.0%
Intel Corp.(1)	2,900,000	$66,468,000

		$66,468,000

Software — 2.1%
Microsoft Corp.	2,600,000	$86,606,000
Oracle Corp.	1,900,000	63,023,000

		$149,629,000

Specialty Retail — 0.6%
Lowe’s Companies, Inc.	845,000	$40,230,450

		$40,230,450

Textiles, Apparel & Luxury Goods — 0.7%
Coach, Inc.(1)	875,000	$47,713,750

		$47,713,750

Total Common Stocks (identified cost $4,889,749,571)		$6,874,940,276

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.07%(3)(4)	$35,839	$35,839,202
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	41,937	41,937,065

Total Short-Term Investments (identified cost $77,776,267)		$77,776,267

Total Investments — 100.1% (identified cost $4,967,525,838)		$6,952,716,543

Other Assets, Less Liabilities — (0.1)%		$(5,119,062)

Net Assets — 100.0%		$6,947,597,481

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	All or a portion of this security was on loan at September 30, 2013.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At September 30, 2013, the Portfolio loaned securities having a market value of $34,803,753 and received $35,839,202 of cash collateral for the loans.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2013. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2013 were $9,112 and $84,338, respectively.

The Portfolio did not have any open financial instruments at September 30, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,012,269,964

Gross unrealized appreciation	$1,965,887,608
Gross unrealized depreciation	(25,441,029)

Net unrealized appreciation	$1,940,446,579

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$417,645,900	$57,766,370		$—	$475,412,270
Consumer Staples	210,043,500	67,990,760		—	278,034,260
Energy	1,071,307,200	—		—	1,071,307,200
Financials	2,082,619,350	—		—	2,082,619,350
Health Care	733,716,000	231,149,696		—	964,865,696
Industrials	785,608,950	—		—	785,608,950
Information Technology	592,591,550	—		—	592,591,550
Materials	189,337,500	—		—	189,337,500
Telecommunication Services	132,964,000	—		—	132,964,000
Utilities	302,199,500	—		—	302,199,500
Total Common Stocks	$6,518,033,450	$356,906,826	*	$—	$6,874,940,276
Short-Term Investments	$—	$77,776,267		$—	$77,776,267
Total Investments	$6,518,033,450	$434,683,093		$—	$6,952,716,543

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At September 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form
N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael R. Mach
Michael R. Mach
President

Date:	November 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 25, 2013